UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brenda Sem, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 29, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

KANSAS MUNICIPAL FUND
Schedule of Investments October 29, 2004

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value
KANSAS MUNICIPAL BOND (93.5%)

Burlington, KS PCR Gas & Elec. MBIA	Aaa/AAA	5.300%	6/1/2031	$1,000,000	$1,049,190
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/1/2021	300,000	333,795
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	8/1/2022	250,000	265,687
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/1/2014	390,000	440,645
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	9/1/2011	1,000,000	1,120,520
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	8/1/2019	1,000,000	1,085,470
Hutchinson, KS Community College	NR/A-	5.000	10/1/2025	350,000	352,201
Hutchinson, KS Community College	NR/A-	5.250	10/1/2030	300,000	302,709
Hutchinson, KS Community College	NR/A-	5.250	10/1/2033	450,000	453,600
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/1/2018	2,600,000	2,802,280
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/1/2027	560,000	574,426
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	9/1/2016	580,000	597,441
KS Department of Transportation Highway Rev.	Aa/AA+	5.000	9/1/2006	1,500,000	1,582,320
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/1/2027	2,250,000	2,595,060
KS Devl. Finance Auth. (Dept. of Admin. Capitol Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/1/2020	370,000	407,226
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	5/1/2013	570,000	633,846
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	1/1/2024	555,000	561,466
KS Devl. Finance Auth. (Board of Regents) Univ. Hsg. MBIA	Aaa/AAA	5.000	4/1/2005	250,000	254,320
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	5/1/2011	2,000,000	2,207,400
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/1/2017	250,000	271,382
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/1/2022	1,000,000	1,097,660
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/1/2023	1,000,000	1,064,690
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/1/2021	1,975,000	2,047,008
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.500	2/1/2018	1,305,000	1,270,953
KS Devl. Finance Auth. (Oak Ridge Park Apt.)	NR/NR	6.625	8/1/2029	1,000,000	965,990
KS Devl. Finance Auth. (Indian Ridge Apts.)	NR/NR	6.000	1/1/2028	1,040,000	893,807
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/2021	430,000	468,386
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/NR	1.740	11/15/2023	5,000,000	5,000,000
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/1/2020	1,000,000	1,103,940
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/2024	1,500,000	1,619,505
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/2016	455,000	486,404
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	9/1/2024	530,000	560,888
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	9/1/2025	750,000	785,415
KS Turnpike Auth. Rev. AMBAC	Aaa/AAA	4.000	9/1/2015	500,000	513,880
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	9/1/2020	500,000	554,530
Lawrence, KS (Memorial Hospital) Rev. ASGUA	NR/AA	5.750	7/1/2024	1,000,000	1,078,270
Newton, KS (Newton) Hosp. Rev.	NR/BBB-	5.700	11/15/2018	1,000,000	1,036,820
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/2024	500,000	523,515
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	9/1/2025	235,000	254,120
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	9/1/2030	500,000	529,655
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/1/2027	2,210,000	2,267,968
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC	Aaa/AAA	6.600	11/1/2007	825,000	896,346
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	6/1/2015	260,000	280,907
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	6/1/2016	275,000	298,889
Republic Cty., KS Sales Tax FGIC	Aaa/NR	5.000	6/1/2017	290,000	316,947
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	9/1/2017	900,000	983,502
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	1,052,630
Topeka, KS Refunding G.O. XLCA	Aaa/NR	4.000	8/15/2005	2,600,000	2,654,288
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	6/1/2026	1,435,000	1,560,706
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	6/1/2031	1,200,000	1,286,604
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	9/1/2020	830,000	918,943
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	9/1/2026	1,355,000	1,454,958
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	6/1/2031	750,000	785,752
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	7/1/2019	955,000	1,023,961
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	9/1/2017	815,000	864,715
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	9/1/2018	1,375,000	1,449,498
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,648,305
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,000,000	1,052,230
Wichita, KS Multifamily Hsg. (Northpark II-A) Rev. GNMA	Aaa/NR	6.125	8/20/2028	1,900,000	1,957,627
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.	NR/OTH	5.850	12/1/2025	1,000,000	825,000
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	7/1/2016	990,000	1,021,482
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	7/1/2022	2,000,000	2,036,280
Wichita, KS Multifamily Hsg. (Innes Station Apt. 5) Rev.	NR/NR	6.250	3/1/2028	1,750,000	1,627,343
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/1/2014	1,000,000	1,037,540
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/1/2018	1,465,000	1,610,665
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/1/2028	500,000	511,730

TOTAL KANSAS MUNICIPAL BONDS (COST: $68,751,759)					$71,171,236

SHORT-TERM SECURITIES (4.3%)				Shares
Wells Fargo National Tax-Free Money Market				2,724,000	$2,645,000
Goldman Sachs Financial Square Money Market				1,501,218	651,463
TOTAL SHORT-TERM SECURITIES (COST: $3,296,463)					$3,296,463

TOTAL INVESTMENTS IN SECURITIES (COST: $72,048,222)					$74,467,699
OTHER ASSETS LESS LIABILITIES					1,624,829

NET ASSETS					$76,092,528

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

KANSAS INSURED INTERMEDIATE FUND
Schedule of Investments October 29, 2004

Name of Issuer
Percentages represent the market value of each investment	Rating	Coupon		Principal	Market
category to total net assets	Moody's/S&P	Rate	Maturity	Amount	Value

Kansas Insured Intermediate Fund (92.7%)
Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	9/1/2013	$500,000	$542,230
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	9/1/2016	770,000	837,152
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.400	10/1/2015	185,000	200,769
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.500	10/1/2016	195,000	212,852
Derby, KS Water System Rev. AMBAC	Aaa/NR	4.750	10/1/2017	155,000	170,114
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	9/1/2013	100,000	114,155
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/2019	235,000	255,457
Johnson Cty., KS USD #232 (Desoto) G.O. MBIA	Aaa/AAA	5.200	9/1/2010	480,000	517,195
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/1/2013	375,000	423,086
KS Devl. Finance Auth (Wichita Univ.) AMBAC	Aaa/AAA	5.900	4/1/2015	305,000	343,213
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/1/2017	250,000	271,383
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg.Rev. FNMA	NR/AAA	5.700	12/1/2009	325,000	336,196
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/2008	450,000	479,700
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.600	11/15/2007	100,000	107,462
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/2008	375,000	407,501
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/2009	375,000	406,988
KS St. Devl. Finance Auth. (Hays Medl. Ctr. Inc.) Facs. Rev. MBIA	Aaa/NR	5.500	11/15/2017	100,000	108,469
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/2012	845,000	960,174
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/1/2012	250,000	286,258
Larned, KS (Cath. Hlth. Corp.) Hlth. Facs. Rev. MBIA	Aaa/AAA	5.400	11/15/2004	155,000	155,386
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/1/2014	605,000	620,349
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/1/2023	445,000	449,437
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.125	9/1/2012	500,000	514,390
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/1/2012	485,000	502,615
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	9/1/2015	250,000	280,560
*Sedgwick Cty., KS USD #259 FSA	Aaa/AAA	4.375	10/1/2015	600,000	634,104
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	9/1/2014	485,000	521,962
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/1/2014	250,000	255,875
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	9/1/2015	1,000,000	1,096,580
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	7/1/2011	105,000	116,747
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	5/1/2012	250,000	267,498
#Wichita, KS G.O. (Series 772) FGIC	Aaa/AAA	4.100	9/1/2014	905,000	947,969
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	7/1/2010	375,000	389,831
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	Aa/AAA	5.250	10/1/2012	515,000	532,979
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/1/2014	250,000	259,385
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/1/2014	325,000	367,468
Wyandotte Cty, Kansas City, KS Gov't Util. Syst. Rev. MBIA	Aaa/AAA	5.125	9/1/2013	500,000	546,045
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	9/1/2013	250,000	286,515

TOTAL KANSAS INSURED INTERMEDIATE FUND (COST:$14,827,773)					$15,726,049

SHORT-TERM SECURITIES (5.1%)				Shares
Goldman Sach Financial Square (COST:$307,871)				307,871	$307,871
Wells Fargo National Tax-Free Money Market (COST:$565,000)				565,000	565,000
					$872,871

TOTAL INVESTMENTS IN SECURITIES (COST:$15,700,644)					$16,598,920
OTHER ASSETS LESS LIABILITIES					361,813

NET ASSETS					$16,960,733

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund’s Manager.

MAINE MUNICIPAL FUND
Schedule of Investments October 29, 2004

Name of Issuer
Percentages represent the market value of each	Rating	Coupon			Market
investment category to total net assets	Moody/S&P	Rate	Maturity	Quantity	Value
MAINE MUNICIPAL BONDS (59.5%)

Bangor, ME	Aa-3/AA-	3.600%	04/01/05	$250,000	$252,945
Bangor, ME	Aa-3/AA-	3.750	04/01/06	100,000	102,237
Bar Harbor, ME	A-1/AA-	6.200	06/01/05	175,000	180,199
Bar Harbor, ME	A-1/AA-	6.450	06/01/09	75,000	87,640
Bath, ME	A/A+	7.400	12/01/06	15,000	16,630
Bath, ME	A/A+	7.450	12/01/07	30,000	34,710
Bath, ME	A/A+	7.500	12/01/08	20,000	24,066
Bath, ME MBIA	Aaa/AAA	5.625	03/01/09	25,000	25,895
Brewer, ME	A/A	6.100	01/01/05	50,000	51,125
Brewer, ME	A/A	6.200	01/01/06	50,000	51,125
Brunswick, ME Tax Increment (BTI Project)	Aa-3/AA	5.500	11/01/08	50,000	52,199
Bucksport, ME	NR/BBB+	7.150	04/01/07	25,000	27,744
Ellsworth, ME	A/NR	7.200	07/01/08	25,000	29,272
Freeport, ME	Aa-3/AA	7.250	09/01/10	20,000	24,732
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.200	02/01/22	155,000	153,036
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/23	155,000	153,456
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/24	155,000	152,894
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/14	100,000	105,508
Jay, ME Pollution Control (International Paper Co.)	Baa/BBB	5.625	11/15/06	50,000	50,595
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/14	75,000	81,955
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/21	500,000	534,585
Kennebunk, ME Sewer District	A/NR	7.100	01/01/06	15,000	15,868
Kittery, ME	A/AA	5.200	01/01/09	25,000	26,991
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/22	500,000	534,950
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	04/01/24	250,000	265,218
Maine Educ. Ln. Marketing Corp. Student Ln.	Aaa/NR	6.350	05/01/05	25,000	25,117
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	5.000	07/01/05	230,000	275,538
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/08	25,000	277,728
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/16	250,000	26,938
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	10/01/07	250,000	601,496
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/25	340,000	178,764
Maine Health & Higher Educ. Facs. Auth.	Aaa/A+	6.000	10/01/13	195,000	152,289
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/11	25,000	230,771
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/10	550,000	35,773
Maine Health & Higher Educ. Facs. Auth. (Univ. New England & Cedars Nur) FSA	Aaa/AAA	5.550	07/01/08	150,000	225,493
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	07/01/07	175,000	5,013
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.000	11/15/13	35,000	357,585
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/14	5,000	235,474
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	07/01/07	220,000	27,001
Maine Municipal Bond Bank AMBAC	Aaa/AAA	5.700	11/01/11	90,000	271,081
Maine Municipal Bond Bank MBIA	Aaa/AAA	4.200	11/01/06	260,000	1,141,490
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/16	1,000,000	95,417
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/24	100,000	104,692
Maine State (Highway)	Aa/AA	5.000	06/15/11	200,000	224,408
*Maine State Hsg. Auth. Mtg. Pur.	Aa-1/AA+	4.050	11/15/10	1,000,000	1,018,210
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/10	100,000	106,980
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/10	75,000	109,197
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	07/01/12	100,000	83,582
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/28	750,000	835,148
Maine Vets Homes ME Rev.	NR/BBB	6.800	10/01/05	165,000	169,625
Portland, ME	Aa-1/AA	5.000	09/01/13	60,000	65,687
Portland, ME	Aa-1/AA	3.500	04/01/05	350,000	354,154
#Portland, ME	Aa-1/AA	5.300	06/01/13	790,000	828,884
Portland, ME	Aa-1/AA+	7.250	12/01/05	100,000	55,126
Portland, ME (City Hospital)	Aa-1/AA	12.600	11/01/05	50,000	105,855
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/32	750,000	770,580
Scarborough, ME G.O. FIC	Aaa/AAA	4.250	11/01/14	435,000	464,206
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/30	250,000	234,290
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/31	250,000	233,872
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/32	480,000	448,253
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa/AA-	5.900	11/01/13	1,465,000	1,500,160
South Portland, ME	Aa-1/NR	5.800	09/01/08	150,000	170,127
South Portland, ME	Aa-1/NR	5.800	09/01/11	40,000	46,837
University of Maine System Rev. AMBAC	Aaa/AAA	4.500	03/01/07	50,000	52,711
University of Maine System Rev. MBIA	Aaa/AAA	4.250	03/01/25	950,000	897,959
University of Maine System Rev. MBIA	Aaa/AAA	4.250	03/01/34	250,000	225,512
Westbrook, ME	A/A	6.750	11/15/04	25,000	25,073
Westbrook, ME MBIA	Aaa/AAA	4.600	06/01/07	240,000	255,629
Westbrook, ME G.O. FGIC	Aaa/AAA	3.750	10/15/05	45,000	45,754
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/20	180,000	180,252
Windham, ME	A-1/A	0.050	06/15/08	75,000	67,785
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	11/01/14	415,000	430,230
Winslow, ME (Crowe Rope Inds.) MBIA	Aaa/AAA	5.500	03/01/07	130,000	139,568
Winthrop, ME	A-3/NR	5.200	08/01/05	25,000	25,705
Winthrop, ME	A-3/NR	5.300	08/01/06	25,000	26,406
Winthrop, ME	A-3/NR	5.400	08/01/07	25,000	27,140
Yarmouth, ME	Aa-3/AA-	5.000	11/15/19	500,000	281,507
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/09	250,000	546,425
York, ME G.O.	NR/AA	4.000	09/01/10	75,000	79,588
Total Maine Municipal Bonds					$18,435,660

GUAM MUNICIPAL BONDS (0.0%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/31	10,000	10,914
Total Guam Municipal Bonds					$10,914

PUERTO RICO MUNICIPAL BONDS (23.4%)
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/36	750,000	448,852
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/17	500,000	878,820
Puerto Rico Commonwealth Public Improvement	Baa-1/A-	5.250	07/01/18	400,000	820,672
Puerto Rico Commonwealth Public Improvement MBIA	Aaa/AAA	5.500	07/01/21	750,000	589,965
Puerto Rico Public Building Auth Rev. AMDAX	Aaa/AAA	5.500	07/01/18	1,000,000	1,181,430
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/18	1,960,000	2,298,610
University of Puerto Rico Univ. Revs. MBIA	Aaa/AAA	5.500	06/01/15	1,000,000	1,040,020
Total Puerto Rico Municipal Bonds					$7,258,369

VIRGIN ISLANDS MUNICIPAL BONDS (10.9%)
Virgin Islands Hsg. Finance Auth. Single Family Rev. GNMA COLL	NR/AAA	6.000	03/01/07	55,000	57,089
Virgin Islands Public Finance Auth. Rev.	Aaa/AAA	7.300	10/01/18	1,080,000	1,428,365
Virgin Islands Public Finance Auth. Rev. RADIAN - IBCC	NR/AA	5.500	10/01/22	720,000	793,699
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/21	1,000,000	1,096,720
Total Virgin Islands Municipal Bonds					$3,375,873

TOTAL MUNICIPAL BONDS (COST: $27,795,692)					$29,080,816

SHORT-TERM SECURITIES (3.3%)				Shares
Wells Fargo National Tax-Free Money Market				1,008,549	$1,008,549
TOTAL SHORT-TERM SECURITIES (COST: $1,008,549)					$1,008,549

TOTAL INVESTMENTS IN SECURITIES (COST: $28,804,241)					$30,089,365
OTHER ASSETS LESS LIABILITIES					896,718

NET ASSETS					$30,986,083

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 29, 2004

Name of Issuer
Percentages represent the market vaule of each	Rating	Coupon			Market
investment category to total net assets	Moody/S & P	Rate	Maturity	Quantity	Value

NEBRASKA MUNICIPAL BONDS (95.3%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/2018	$250,000	$264,772
Cass Cty, NE School Dist. #056 (Conestoga Public Schools)	NR/NR	6.150	12/15/2020	250,000	252,195
#Dakota Cty., NE SD #011 (South Sioux City Community Schools) G.O. MBIA	Aaa/AAA	6.100	6/15/2020	1,000,000	1,050,910
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa-3/BBB	5.650	2/1/2022	700,000	703,500
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA	Aaa/AAA	5.350	12/15/2026	500,000	528,330
#Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,109,160
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth.) Rev. AMBAC	Aaa/AAA	5.250	9/1/2021	250,000	267,755
Douglas Cty., NE Hosp. Auth. #002 (Archbishop Bergan) Rev. MBIA	Aaa/AAA	6.000	11/15/2015	125,000	127,786
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	275,000	288,612
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/2021	340,000	366,061
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A/NR	5.000	11/15/2016	250,000	266,957
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	8/15/2017	200,000	200,000
Douglas Cty., NE SID #240 (LeBea) Ref. G.O.	NR/NR	5.900	10/15/2016	100,000	100,250
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	7/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	7/15/2019	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	4/1/2023	500,000	501,250
Douglas Cty., NE School Dist. #001	Aa/AAA	5.625	12/15/2019	250,000	256,565
*Douglas Cty., NE School Dist. #010 (Elkhorn) G.O. FSA	Aaa/AAA	5.500	12/15/2020	750,000	785,385
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/2022	150,000	155,901
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/2021	500,000	537,590
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	6/15/2021	100,000	106,080
*Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	6/1/2019	1,400,000	1,516,046
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa/AAA	5.250	1/15/2021	500,000	547,470
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa/AAA	5.250	1/15/2022	500,000	549,610
*Lancaster Cty., NE School Dist. #145 (Waverly Public Schools) AMBAC	Aaa/AAA	5.500	12/1/2020	1,240,000	1,321,332
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	259,027
Lincoln Cty., NE School Dist. #005 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/2020	225,000	236,266
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.800	10/15/2018	475,000	520,567
*Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.875	10/15/2023	850,000	939,735
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	9/1/2021	1,000,000	1,071,970
Lincoln, NE Water Rev.	Aa/AA+	5.000	8/15/2022	575,000	613,151
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	7/1/2018	250,000	266,962
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	6/1/2018	800,000	875,432
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	6/1/2013	275,000	298,752
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	6/1/2018	400,000	434,452
#NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	6/1/2014	1,180,000	1,208,556
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	6/1/2028	100,000	104,203
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC	Aaa/AAA	5.950	1/1/2011	300,000	315,264
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	4/1/2027	1,000,000	1,072,260
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA	Aa/NR	6.800	12/1/2015	280,000	289,943
NE Invmt. Finance Auth. (Muirfield Greens) Multifamily Rev. FHA	Aa/NR	6.850	12/1/2025	525,000	544,997
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	Aa/AA	5.125	12/1/2017	200,000	209,250
NE Invmt. Finance Auth. Single Family Hsg. Rev. Coll.	NR/AAA	6.300	3/1/2017	25,000	25,397
#NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.600	9/1/2020	90,000	92,243
NE Invmt. Finance Auth. Single Family Hsg. Rev. VA/FNMA	NR/AAA	7.300	9/1/2026	5,000	5,097
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA	NR/AAA	6.500	9/1/2018	230,000	238,195
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA	NR/AAA	6.400	9/1/2026	150,000	155,164
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	9/1/2028	55,000	56,965
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	9/1/2017	120,000	123,814
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	3/1/2021	135,000	138,795
#NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	9/1/2028	505,000	521,009
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.300	9/1/2030	55,000	56,444
NE Invmt. Finance Auth. (Childrens Healthcare Svcs) Facs. Rev.	Aaa/AAA	5.500	8/15/2017	410,000	447,872
*NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	8/15/2027	1,000,000	1,063,430
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	6/1/2028	495,000	513,701
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.000	6/1/2017	430,000	442,087
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.100	6/1/2029	500,000	523,395
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev.	Aaa/AAA	5.600	4/1/2007	165,000	168,686
NE Invmt. Finance Auth. (Great Plains Regl. Medl. Ctr.) ASGUA	NR/AA	5.450	11/15/2017	400,000	426,000
Great Plains Regional Med. Cntr. North Platte Hosp. Rev. Asset Guaranty	NR/AA	5.450	11/15/2022	750,000	809,813
Omaha, NE Various Purpose	Aaa/AAA	5.000	5/1/2022	250,000	268,238
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev.	Aa-1/AA+	5.700	9/15/2015	750,000	789,713
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	2/1/2022	500,000	539,505
Omaha, NE Public Power Dist. Elec. Syst. Rev.	NR/AA	6.000	2/1/2015	330,000	386,588
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	2/1/2017	650,000	795,093
Omaha, NE (Riverfront Project) Special Obligation	Aa/AA	5.500	2/1/2029	1,000,000	1,079,540
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	5.650	5/1/2012	100,000	110,865
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	6.150	5/1/2030	250,000	276,910
Sarpy Cty., NE SID #052 (Prairie Corners) G.O.	NR/NR	6.000	10/1/2017	240,000	240,600
Sarpy Cty, NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	210,330
Univ. of NE Board of Regents Lincoln Parking	Aa/AA-	5.800	6/1/2020	620,000	649,469
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	7/1/2032	250,000	259,655

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $31,070,093)					$33,023,917

SHORT-TERM SECURITIES (2.1%)				Shares
Wells Fargo National Tax-Free Money Market				724,098	$724,098
TOTAL SHORT-TERM SECURITIES (COST: $724,098)					$724,098

TOTAL INVESTMENTS IN SECURITIES (COST: $31,794,191)					$33,748,015
OTHER ASSETS LESS LIABILITIES					917,353

NET ASSETS					$34,665,368

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund’s Manager.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments October 29, 2004

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (84.1%)
#Belknap Cty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/13	$225,000	$245,790
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/08	60,000	63,860
Concord, NH School District FSA	Aaa/AAA	5.000	10/15/10	100,000	103,832
Derry, NH FSA	Aaa/NR	4.800	02/01/18	115,000	123,691
Exeter, NH	A-1/NR	5.100	06/15/05	50,000	51,211
Exeter, NH G.O.	A-1/NR	6.250	01/15/07	140,000	140,210
Exeter, NH G.O.	A-1/NR	5.300	06/15/08	25,000	27,558
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/07	50,000	51,049
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/14	65,000	69,735
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/28	110,000	114,760
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/06	25,000	27,669
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/08	20,000	23,880
Keene, NH G.O.	Aa-3/NR	5.150	10/15/11	45,000	49,385
Londonderry, NH	Aa-3/NR	5.400	01/15/14	50,000	53,010
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/09	225,000	241,459
Manchester, NH Public Improvement	Aa/NR	5.500	06/01/19	200,000	227,130
Manchester, NH Public Improvement G.O.	Aa/NR	4.500	06/01/09	30,000	31,497
Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/09	250,000	280,482
Manchester, NH Water Rev. FGIC	Aaa/AAA	5.000	12/01/28	250,000	259,587
New Hampshire Hgr. Educ. & Hlth. Facs. (Concord Hospital) AMBAC	Aaa/AAA	5.400	10/01/06	50,000	53,122
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/28	260,000	269,820
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/27	100,000	108,318
New Hampshire Hgr. Educ. & Hlth. Facs. (Wentworth-Douglass) MBIA	Aaa/AAA	5.400	01/01/07	175,000	179,350
New Hampshire Hlth. & Educ. Facs. (Concord Hospital) Rev. FGIC	Aaa/NR	5.000	10/01/24	250,000	260,702
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/10	200,000	214,198
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/11	60,000	64,836
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/15	120,000	129,656
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/16	20,000	21,709
New Hampshire Hlth. & Educ. Facs. Auth. (Univ Sys of NH) AMBAC	Aaa/AAA	5.500	07/01/13	285,000	321,483
New Hampshire Muni Bond Bank	Aa/AA	5.150	11/01/08	50,000	52,236
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/07	5,000	5,063
New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/13	250,000	277,500
New Hampshire State Hsg. Finance Auth.	A/NR	4.850	01/01/05	125,000	125,681
New Hampshire State Hsg. Finance Auth.	A/NR	4.950	01/01/06	90,000	92,151
#New Hampshire State Hsg. Finance Auth.	Aa/A+	5.600	01/01/06	170,000	171,870
New Hampshire State Hsg. Finance Auth.	Aa-3/A+	5.250	01/01/07	20,000	20,341
New Hampshire State Hsg. Finance Auth.	Aa/NR	5.900	01/01/07	25,000	25,192
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	01/01/08	15,000	15,168
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/08	25,000	25,353
*New Hampshire State Turnpike Sys. Rev.	Aaa/AAA	6.750	11/01/11	1,175,000	1,304,027
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/07	50,000	51,273
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/08	100,000	102,533
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/08	400,000	434,588
Total New Hampshire Municipal Bonds					$6,511,965

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/31	10,000	10,914
Total Guam Municipal Bonds					$10,914

PUERTO RICO MUNICIPAL BONDS (3.8%)
Puerto Rico Commonwealth Public Improvement MBIA	Aaa/AAA	5.500	07/01/21	250,000	292,940
Total Puerto Rico Municipal Bonds					$292,940

TOTAL MUNICIPAL BONDS (COST: $6,568,403)					$6,815,819

SHORT-TERM SECURITIES (6.3%)				Shares
Goldman Sachs Financial Square Tax-Free Money Market				243,000	$243,000
Wells Fargo National Tax-Free Money Market				243,000	243,000
TOTAL SHORT-TERM SECURITIES (COST: $486,000)					$486,000

TOTAL INVESTMENTS IN SECURITIES (COST: $7,054,403)					$7,301,819
OTHER ASSETS MINUS LIABILITIES					440,556

NET ASSETS					$7,742,375

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

OKLAHOMA MINICIPAL FUND
Schedule of Investments October 29, 2004

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (95.9%)

Broken Arrow, OK Unlimited GO FSA	Aaa/AAA	4.000%	08/01/18	$250,000	$251,840
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/34	500,000	506,440
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/27	500,000	533,175
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/19	500,000	563,095
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/19	200,000	184,942
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/28	865,000	775,793
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/24	155,000	162,514
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/23	200,000	209,388
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/18	250,000	262,057
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/11	210,000	252,027
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/13	700,000	813,631
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/12	500,000	564,525
Jackson Cty, OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/22	500,000	533,210
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/29	500,000	529,350
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/27	300,000	316,308
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/32	250,000	260,590
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/30	100,000	103,510
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/24	500,000	547,950
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	NR/AA	5.250	09/01/16	180,000	195,698
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/24	300,000	313,635
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/22	750,000	825,532
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/29	400,000	409,768
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/16	140,000	147,720
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/21	100,000	105,119
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/20	150,000	165,948
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/25	390,000	436,531
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.350	08/01/22	115,000	115,109
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.400	08/01/23	115,000	114,894
OK Colleges Board of Regents (East Central Univ.) AMBAC	Aaa/NR	4.550	08/01/33	250,000	241,295
OK Colleges Board of Regents (NE St. Univ.) Rev. FGIC	Aaa/AAA	4.250	04/01/23	150,000	146,895
OK Board of Regents (Univ. of Central OK Parking) Rev. AMBAC	Aaa/NR	4.125	06/01/23	250,000	240,985
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/15	280,000	304,066
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/27	120,000	126,005
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/22	200,000	210,496
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/22	250,000	257,875
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/23	250,000	256,387
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/21	150,000	153,756
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/20	115,000	118,611
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/20	70,000	73,340
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/13	400,000	416,324
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/18	600,000	623,406
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/28	500,000	515,525
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	5.750	02/15/25	500,000	545,695
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	6.000	02/15/29	400,000	440,064
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/25	200,000	220,438
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/09	105,000	111,529
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/27	150,000	157,822
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/27	250,000	260,237
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/17	555,000	599,755
OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/18	1,600,000	1,759,424
OK Capital Impvt. Auth. (Dept. of Corrections) Rev. AMBAC	Aaa/AAA	5.000	05/01/18	500,000	537,670
OK Capital Impvt. Auth. (State Office Building) Rev.	A-1/NR	5.500	10/01/16	105,000	112,062
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/14	250,000	278,265
OK Capital Impvt. Auth. (State Fac.) Rev. MBIA	Aaa/AAA	5.500	09/01/19	100,000	111,973
*OK State Indl. Finance Auth. G.O.	Aa-3/NR	6.050	02/01/15	285,000	301,402
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/20	250,000	276,252
OK State Indl. Auth. Lease (OK Cty. Parking Fac.) Rev. MBIA	Aaa/AAA	4.350	07/01/19	190,000	193,914
OK State Indl. Auth. Lease (OK Cty. Parking Fac.) Rev. MBIA	Aaa/AAA	4.400	07/01/20	200,000	203,924
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/24	1,685,000	2,004,105
OK State Student Loan Auth.	A/NR	6.350	09/01/25	280,000	314,384
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/31	685,000	724,141
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/32	450,000	464,391
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/12	225,000	247,869
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/28	120,000	123,197
OK State Water (Loan Program) Rev.	NR/AA+	5.400	09/01/15	105,000	113,764
*OK State Water (Loan Program) Rev.	NR/AA+	5.100	09/01/16	415,000	445,864
OK State Water Resources Board Rev.	NR/AA+	5.050	10/01/22	200,000	215,182
OK State Water Resources Board Rev.	NR/AA+	5.125	10/01/27	500,000	524,870
OK State Water Resources Loan Rev.	NR/AA+	5.100	10/01/27	500,000	527,450
OK State Water Resources Board Rev.	NR/AA+	4.625	10/01/18	435,000	463,575
OK State Water Resources Board Rev.	NR/AA+	4.350	10/01/23	200,000	198,174
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/26	500,000	531,475
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/30	750,000	781,958
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/27	500,000	512,930
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/21	250,000	267,190
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj., Series A ALA	NR/A	5.625	12/01/20	140,000	146,782
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj., Series A ACA	NR/A	5.700	12/01/25	220,000	227,828
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/30	250,000	254,510
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/21	250,000	260,365
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/31	375,000	382,860
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/21	250,000	260,365
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/31	250,000	255,595
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/32	250,000	260,213
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/23	250,000	250,288
Tulsa Cnty, OK Indl. Auth. Recreation Facs.	NR/AA	4.700	09/01/24	500,000	501,770
Tulsa Cnty, OK Independent School Dist #3 FSA	Aaa/AAA	3.000	11/01/06	185,000	188,526
Tulsa, OK Unlimited G.O.	Aa/AA	5.000	02/01/15	250,000	282,243
Tulsa, OK Airport Improvement Rev. FGIC	Aaa/AAA	4.150	06/01/16	450,000	440,568
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/28	670,000	686,864
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/29	250,000	250,428
University of OK Utility Systems XLCA	Aaa/AAA	4.000	11/01/19	500,000	498,260
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/27	1,000,000	1,044,350
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/23	250,000	278,508

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $33,565,724)					$34,926,533

SHORT-TERM SECURITIES (5.1%)				Shares
Wells Fargo National Tax-Free Money Market				1,230,000	$1,230,000
Goldman Sachs Financial Square Tax-Free Money Market				632,671	632,671
TOTAL SHORT-TERM SECURITIES (COST: $1,862,671)					$1,862,671

TOTAL INVESTMENTS IN SECURITIES (COST: $35,428,395)					$36,789,204
OTHER ASSETS LESS LIABILITIES					(384,582)

NET ASSETS					$36,404,622

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”).  The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)   There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)                Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: November 24, 2004

BY: /s/Brent Wheeler
BRENT WHEELER
TREASURER

Date: November 24, 2004